Note A - Summary of Significant Accounting Policies (Detail) - Product Warranties (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of year	$ 1,228	$ 1,543	$ 1,863
Provision	1,394	1,081	1,217
Claims	(1,489)	(1,396)	(1,537)
Balance at end of year	$ 1,133	$ 1,228	$ 1,543